Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	$ 163
2022	165
2023	170
2024	174
2025	180
2026-2030	984
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	27
2022	28
2023	30
2024	31
2025	32
2026-2030	$ 174